Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025 CAD ($) segment
Material Accounting Policies [Line Items]
Working interest percentage	1.00%
Number of reportable operating segment (in segment) | segment	1
Performance Warrants (PWs) [Member]
Material Accounting Policies [Line Items]
Performance warrants
Deferred Share Units (DSUs) [Member]
Material Accounting Policies [Line Items]
Deferred share units